Victory AMT Free Municipal Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.67%)	(2.32%)	0.99%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.67%)	(2.34%)	0.94%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.33%)	(1.10%)	1.40%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(3.20%)	(2.62%)	0.45%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	(1.11%)	(1.59%)	1.49%